Intangible Assets, net (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net	$ 19,323,603	$ 21,173,403	$ 19,323,603
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance		19,401,881	0
Assets acquired on December 16, 2024			19,574,760
Reclassified from assets held for sale		640,136
Adjustment for finalization of acquisition price allocation		930,451
Dispositions		(35,218)	(13,327)
Foreign exchange translation		2,621,508	(159,552)
Ending balance	19,401,881	23,558,758	19,401,881
Finite-Lived Intangible Assets, Accumulated Amortization [Roll Forward]
Beginning balance		(78,278)	0
Reclassified from assets held for sale		(43,989)
Adjustment for finalization of acquisition price allocation		(117,960)
Amortization for the year		(2,048,388)	(78,336)
Foreign exchange translation		(96,740)	58
Ending balance	(78,278)	(2,385,355)	(78,278)
Amortization of intangible assets	78,336	2,210,337
Annual amortization expense for 2026		2,190,000
Annual amortization expense for 2027		2,190,000
Annual amortization expense for 2028		2,190,000
Annual amortization expense for 2029		2,190,000
Annual amortization expense for 2030		$ 2,190,000
Weighted-average amortization period		15 years 6 months
Brand [Member]
Intangible Assets, Net [Abstract]
Intangible assets, net	279,173	$ 290,959	279,173
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance		280,071	0
Assets acquired on December 16, 2024			282,372
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		0
Dispositions		0	0
Foreign exchange translation		36,233	(2,301)
Ending balance	280,071	316,304	280,071
Finite-Lived Intangible Assets, Accumulated Amortization [Roll Forward]
Beginning balance		(898)	0
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		0
Amortization for the year		(23,361)	(898)
Foreign exchange translation		(1,086)	0
Ending balance	(898)	(25,345)	(898)
Customer Relationship [Member]
Intangible Assets, Net [Abstract]
Intangible assets, net	10,304,898	11,656,130	10,304,898
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance		10,322,102	0
Assets acquired on December 16, 2024			10,406,934
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		486,080
Dispositions		0	0
Foreign exchange translation		1,393,815	(84,832)
Ending balance	10,322,102	12,201,997	10,322,102
Finite-Lived Intangible Assets, Accumulated Amortization [Roll Forward]
Beginning balance		(17,204)	0
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		(59,509)
Amortization for the year		(447,708)	(17,217)
Foreign exchange translation		(21,446)	13
Ending balance	(17,204)	(545,867)	(17,204)
Order Backlog [Member]
Intangible Assets, Net [Abstract]
Intangible assets, net	8,409,416	8,366,621	8,409,416
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance		8,467,329	0
Assets acquired on December 16, 2024			8,536,907
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		444,371
Dispositions		0	0
Foreign exchange translation		1,148,843	(69,578)
Ending balance	8,467,329	10,060,533	8,467,329
Finite-Lived Intangible Assets, Accumulated Amortization [Roll Forward]
Beginning balance		(57,903)	0
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		(58,451)
Amortization for the year		(1,506,871)	(57,946)
Foreign exchange translation		(70,687)	43
Ending balance	(57,903)	(1,693,912)	(57,903)
Favorable Contract [Member]
Intangible Assets, Net [Abstract]
Intangible assets, net	270,467	839,535	270,467
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance		272,740	0
Assets acquired on December 16, 2024			274,981
Reclassified from assets held for sale		640,136
Adjustment for finalization of acquisition price allocation		0
Dispositions		0	0
Foreign exchange translation		35,285	(2,241)
Ending balance	272,740	948,161	272,740
Finite-Lived Intangible Assets, Accumulated Amortization [Roll Forward]
Beginning balance		(2,273)	0
Reclassified from assets held for sale		(43,989)
Adjustment for finalization of acquisition price allocation		0
Amortization for the year		(59,149)	(2,275)
Foreign exchange translation		(3,215)	2
Ending balance	(2,273)	(108,626)	(2,273)
Licenses Software & Concessions [Member]
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance		59,639	0
Assets acquired on December 16, 2024			73,566
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		0
Dispositions		(35,218)	(13,327)
Foreign exchange translation		7,342	(600)
Ending balance	59,639	31,763	59,639
Finite-Lived Intangible Assets, Accumulated Amortization [Roll Forward]
Beginning balance		0	0
Reclassified from assets held for sale		0
Adjustment for finalization of acquisition price allocation		0
Amortization for the year		(11,299)	0
Foreign exchange translation		(306)	0
Ending balance	0	(11,605)	0
Licenses, Software [Member]
Intangible Assets, Net [Abstract]
Intangible assets, net	41,791	0	41,791
Concessions [Member]
Intangible Assets, Net [Abstract]
Intangible assets, net	$ 17,858	$ 20,158	$ 17,858